CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Net Revenue	$ 817,501	¥ 5,620,728	¥ 5,543,350	¥ 3,237,991
Operating costs and expenses:
Sales and marketing	367,373	2,525,876	2,921,236	1,571,038
Origination and servicing	93,710	644,303	417,882	180,076
General and administrative	76,372	525,094	483,796	320,848
Provision for contingent liability	61,025	419,581	43,049	81,263
Allowance for contract assets	97,135	667,846
Total operating costs and expenses	(695,615)	(4,782,700)	(3,865,963)	(2,153,225)
Interest income, net	10,370	71,301	114,851	36,843
Fair value adjustments related to Consolidated ABFE	35,821	246,284	(40,124)	(19,735)
Non-operating income, net	768	5,279	876	575
Income before provision for income taxes	168,845	1,160,892	1,752,990	1,102,449
Income taxes benefit/(expense)	(28,258)	(194,287)	(381,207)	13,949
Net income	$ 140,587	¥ 966,605	¥ 1,371,783	¥ 1,116,398
Basic net income per share | (per share)	$ 1.1501	¥ 7.9072	¥ 11.3881	¥ 9.4418
Weighted average number of ordinary shares outstanding, basic	122,244,231	122,244,231	120,457,573	118,240,414
Diluted net income per share | (per share)	$ 1.1311	¥ 7.7771	¥ 11.2205	¥ 9.3865
Weighted average number of ordinary shares outstanding, diluted	124,289,103	124,289,103	122,256,838	118,937,082